LOANS, FINANCING AND DEBENTURES - Movement of loans receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCING AND LOANS
Opening balance	R$ 1,264,059
Effect on cash flow
Purchase Debentures		R$ 1,283,731
Non-cash effect
Exchange rate changes	424	1,690
Final balance		1,264,059
Loans, Financing And Bonds Receivable | Gross value
FINANCING AND LOANS
Opening balance	1,021,645	5,843,527
Effect on cash flow
Purchase Debentures	450,000
Receiving of principal	(982,425)	(2,100,842)
Interest received	(86,013)	(93,965)
Non-cash effect
ECL	(21,618)	(3,347,749)
Recognition/derecognition of RGR	13,710	(573,008)
Loss from write-off of Itaipu receivables		(46,751)
Interest and charges incurred	205,527	742,314
Exchange rate changes	(1,428)	(49,577)
Monetary variations incurred	28,751	60,629
Effects of Deconsolidation - Eletronuclear		587,067
Final balance		1,021,645
Loans and receivables | Gross value
FINANCING AND LOANS
Opening balance	1,021,645
Non-cash effect
Final balance	R$ 628,149	R$ 1,021,645